Retirement benefits - Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period		₨ 1,250.3	$ 13.3	₨ 987.3
Past service cost	[1]	31.2	0.3	0.0
Service cost		86.6	0.9	28.4
Interest cost		86.6	0.9	71.6	₨ 76.4
Actuarial (gains)/losses		(70.2)	(0.7)	274.7
Benefits paid		(87.8)	(0.9)	(111.7)
Projected benefit obligation, end of the period		1,210.1	12.9	1,250.3	987.3
Change in plan assets:
Fair value of plan assets, beginning of the period		161.5	1.7	161.5
Expected return on plan assets		12.7	0.1	10.5	6.5
Actuarial gains/(losses)		(3.7)	0.0	1.3
Actual return on plan assets		9.0	0.1	11.8
Employer contributions		145.3	1.5	99.9
Benefits paid		(87.8)	(0.9)	(111.7)
Fair value of plan assets, end of the period		228.0	$ 2.4	161.5	₨ 161.5
Funded Status		₨ (982.1)		₨ (1,088.8)		$ (10.5)

[1]	On November 21, 2025, the Government of India notified four labour codes - the Code on Wages, 2019, the Industrial Relations Code, 2020, the Code on Social Security, 2020, and the Occupational Safety, Health and Working Conditions Code, 2020, collectively referred to as the ‘New Labour Codes’. The financial impact arising from these regulatory changes has been accounted for.